CONVERTIBLE NOTES PAYABLE (Details Narrative) - Convertible Promissory Note [Member] - USD ($)			12 Months Ended
	Feb. 03, 2021	Jan. 14, 2021	Dec. 31, 2022
Short-Term Debt [Line Items]
Proceeds from Convertible Debt	$ 25,000	$ 20,000
Long-Term Debt			$ 75,000
Interest rate			10.00%
Maturity Date			Jan. 14, 2024
Accrued interest			$ 9,000